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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI                San Diego, CA       05/14/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total: $7,702,900
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------    -------------- --------- ---------- -------------------- ----------  -------- ----------------------
                                                        VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
-------------------------    -------------- --------- ---------- ---------- --- ----- ----------  -------- ---------- ------  ----
ConAgra Foods, Inc.          COM            205887102 $  204,048  8,191,400 SH        SOLE                  8,191,400
Prudential Financial, Inc.   COM            744320102 $1,883,457 20,867,021 SH        SOLE                 20,867,021
National Semiconductor Corp. COM            637640103 $  822,501 34,072,139 SH        SOLE                 34,072,139
Baxter International Inc.    COM            071813109 $1,664,141 31,595,614 SH        SOLE                 31,595,614
Sovereign Bancorp Inc.       COM            845905108 $  800,726 31,475,098 SH        SOLE                 31,475,098
UnumProvident Corporation    COM            91529Y106 $  591,003 25,662,326 SH        SOLE                 25,662,326
The Home Depot, Inc.         COM            437076102 $  942,648 25,657,261 SH        SOLE                 25,657,261
The Home Depot, Inc.         COM            437076102 $  194,520  5,294,500 SH        OTHER                 5,294,500
Analog Devices, Inc.         COM            032654105 $  176,087  5,105,462 SH        SOLE                  5,105,462
Sprint Nextel Corp.          COM            852061100 $  268,786 14,176,483 SH        SOLE                 14,176,483
SPDR Trust Series 1          COM            78462F103 $  154,981  1,091,418 SH        SOLE                  1,091,418

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